Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Warrants

A summary of the warrant activity during the nine months ended September 30, 2018, is presented as follows:

	Outstanding				Outstanding
	as of				as of
	December 31,				September 30,
Warrant class	2017	Issued	Exercised	Expired	2018

Class F Warrants	300,000	-	-	(300,000)	-
Class G Warrants	1,503,409	-	-	(1,503,409)	-
Class H Warrants	1,988,095	-	-	(1,988,095)	-
Class I Warrants	1,043,646	-	-	(1,043,646)	-
Class K Warrants	7,200,000	-	-	-	7,200,000
Class L Warrants	63,898,173	-	(6,500,334)	-	57,397,839
Class N Warrants	13,943,180	(1,136,364)	-	-	-
Class O Warrants	6,540,000	1,509,091	(100,000)	-	7,949,091
Series A Warrants	1,561,348	-	(405,666)	-	1,155,682
	97,977,851	17,911,136	(8,142,364)	(4,835,150)	102,911,473

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise	Expiration
	price/share	date

Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	March 2019
Class N Warrants	$0.11	March 2019
Class O Warrants	$0.11	March 2019
Series A Warrants	$0.03	March 2019

The exercise price of the Class K Warrants and the Series A Warrants are subject to a “down-round” anti-dilution adjustment if the Company issues or is deemed to have issued certain securities at a price lower than the then applicable exercise price of the warrants.  Accordingly, the Company has classified such warrants as derivative liabilities.  The Class K Warrants may be exercised on a physical settlement or on a cashless basis.  The Series A Warrants may be exercised on a physical settlement basis if a registration statement underlying the warrants is effective.  If a registration statement is not effective (or the prospectus contained therein is not available for use) for the resale by the holder of the Series A Warrants, then the holder may exercise the warrants on a cashless basis.

During the nine months ended September 30, 2018, the Company granted Class O Warrant Agreements to various vendors to purchase 1,509,091 shares of common stock at an exercise price of $0.11 per share for consulting services rendered. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant dates totaled $319,885 and was recorded as general and administrative expense and an increase to additional paid-in capital when the warrants were issued. The warrants vested upon issuance and expire on various dates between March 17, 2019 and January 25, 2022.

The Class K Warrants and the Series A Warrants are derivative financial instruments. The estimated fair value of the Class K Warrants at the date of grant was $36,989 and recorded as debt discount, which is accreted to interest expense through the maturity date of the related notes payable, related parties. The estimated fair values of the Series A Warrants and the Series B Warrants at the date of grant were $557,733 for the warrants issued in conjunction with the 2014 Private Placement and $47,974 for the warrants issued in conjunction with the 18% Convertible Promissory Notes. The fair value of the Series A Warrants and Series B Warrants were recorded as equity issuance costs in 2014, a reduction of additional paid-in capital. The Series B Warrants expired unexercised in March 2015.

The estimated fair values were determined using a binomial option pricing model based on various assumptions.  The Company’s derivative liabilities have been classified as Level 3 instruments and are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants which ranged from 0.5 to 8.85 years, the volatility of the Company’s common stock price which ranged from 112% to 136%, and the risk-free interest rate which ranged from 2.33% to 3.03%.  In addition, as of the valuation dates, management assessed the probabilities of future financing and other re-pricing events in the binominal valuation models.

A summary of the changes in the warrant liability during the nine months ended September 30, 2018, is presented as follows:

	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2017	$1,616,000	$327,883	$1,943,883
Issued	-	-	-
Redeemed	-	(118,838)	(118,838)
Change in fair value	(412,800)	(16,046)	(428,846)
Warrant liability as of September 30, 2018	$1,203,200	$192,999	$1,396,199

A summary of warrants as of December 31, 2017 and 2016, and the changes during the years ended December 31, 2017 and 2016, is presented as follows:

	Outstanding					Outstanding				Outstanding
	as of					as of				as of
	December 31,					December 31,				December 31,
Warrant class	2015	Issued	Exercised	Converted	Expired	2016	Issued	Exercised	Expired	2017

Class E Warrants	3,576,737	-	-	-	(3,576,737)	-	-	-	-	-
Class F Warrants	300,000	-	-	-	-	300,000	-	-	-	300,000
Class G Warrants	1,503,409	-	-	-	-	1,503,409	-	-	-	1,503,409
Class H Warrants	1,988,095	-	-	-	-	1,988,095	-	-	-	1,988,095
Class I Warrants	1,043,646	-	-	-	-	1,043,646	-	-	-	1,043,646
Class J Warrants	629,378	4,012,289	(4,641,667)	-	-	-	-	-	-	-
Class K Warrants	3,310,000	1,890,000	-	-	-	5,200,000	2,000,000	-	-	7,200,000
Class L Warrants	-	66,788,338	(843,333)	-	-	65,945,005	-	(2,046,832)	-	63,898,173
Class M Warrants	-	1,943,333	(1,943,333)	-	-	-	-	-	-	-
Class N Warrants	-	-	-	-	-	-	13,943,180	-	-	13,943,180
Class O Warrants	-	-	-	-	-	-	6,540,000	-	-	6,540,000
Series A Warrants	25,951,421	-	(143,400)	(23,701,427)	-	2,106,594	-	(545,246)	-	1,561,348
	38,302,686	74,633,960	(7,571,733)	(23,701,427)	(3,576,737)	78,086,749	22,483,180	(2,592,078)	-	97,977,851

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise	Expiration
	price/share	date

Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	March 2019
Class N Warrants	$0.11	March 2019
Class O Warrants	$0.11	March 2019
Series A Warrants	$0.03	March 2019

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another company.

The exercise price of the Class K Warrants and the Series A Warrants are subject to a “down-round” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price of the warrants.  The Class K Warrants may be exercised on a physical settlement or on a cashless basis.  The Series A Warrants may be exercised on a physical settlement basis if a registration statement underlying the warrants is effective.  If a registration statement is not effective (or the prospectus contained therein is not available for use) for the resale by the holder of the Series A Warrants, then the holder may exercise the warrants on a cashless basis.

In February 2013, the Company issued 2,000,000 warrants to a consultant to purchase the Company’s common stock at $0.35 per share (the “Class F Warrants”). The five year Class F Warrants vest 300,000 on the date of grant and 1,700,000 upon the completion of a $5,000,000, or greater, capital raise on or prior to June 8, 2013. A capital raise was not completed for the requisite amount and the 1,700,000 Class F Warrants expired by their terms. The Company recorded the underlying cost of the 300,000 Class F Warrants as a cost of the Public Offering.

In June 2015, the Company, in connection with the Note Amendment (Note 9), issued to HealthTronics, Inc. an aggregate total of 3,310,000 Class K Warrants to purchase shares of the Company’s common stock, $0.001 par value, at an exercise price of $0.55 per share, subject to certain anti-dilution protection. Each Class K Warrant represents the right to purchase one share of Common Stock. The warrants vested upon issuance and expire after ten years.

In June 2016, the Company, in connection with the Second Amendment (Note 9), issued to HealthTronics, Inc., an additional 1,890,000 Class K Warrants to purchase shares of the Company’s Common Stock at an exercise price of $0.08 per share, subject to certain anti-dilution protection. The exercise price of the 3,310,000 Class K Warrants issued on June 15, 2015 was decreased to $0.08 per share. The warrants vested upon issuance and expire after ten years.

In August 2017, the Company, in connection with the Third Amendment (Note 9), issued to HealthTronics, Inc., an additional 2,000,000 Class K Warrants to purchase shares of the Company’s Common Stock at an exercise price of $0.11 per share, subject to certain anti-dilution protection. The warrants vested upon issuance and expire after ten years.

On November 30, 2017, the Company issued Class O Warrant Agreements to a vendor to purchase 2,500,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $174,731 and was recorded as investor relations expense and an increase to additional paid-in capital. The warrants vested upon issuance and expire on March 17, 2019.

On December 6, 2017, the Company issued Class O Warrant Agreements to a vendor to purchase 100,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $8,125 and was recorded as consulting expense and an increase to additional paid-in capital. The warrants vested upon issuance and expire on March 17, 2019.

On December 11, 2017, the Company issued Class O Warrant Agreements to active employees, independent contractors, members of the board of directors and members of the medical advisory boards to purchase 3,940,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $285,810 and was recorded as stock compensation expense and an increase to additional paid-in capital. The warrants vested upon issuance and expire on March 17, 2019. Kevin A. Richardson II and A. Michael Stolarski, both members of the Company’s board of directors and existing shareholders of the Company, were issued 640,000 and 200,000 warrants, respectively. John Nemelka, Alan Rubino and Maj-Britt Kaltoft, members of the Company’s board of directors, were each issued 200,000 warrants. Lisa E. Sundstrom, an officer of the Company was issued 440,000 warrants.

The fair value of each Class O Warrant Agreement grant is estimated on the date of grant using the BlackScholes option pricing model using the following assumptions for the year ended December 31, 2017:

2017
Expected life in years	1.26 - 1.29
Risk free interest rate	1.70% - 1.76%
Volatility	88.06% - 90.00%
Forfeiture rate	0.0%
Expected dividend yield	0.0%

The Class K Warrants, the Series A Warrants and the Series B Warrants are derivative financial instruments. The estimated fair values of the Class K Warrants at the dates of grant were $36,989 on June 15, 2015, $9,214 on June 28, 2016, and $200,000 on August 3, 2017. These amounts were recorded as debt discount, which is accreted to interest expense through the amended maturity dates of the related notes payable, related parties. The estimated fair values of the Series A Warrants and the Series B Warrants at the date of grant were $557,733 for the warrants issued in conjunction with the 2014 Private Placement and $47,974 for the warrants issued in conjunction with the 18% Convertible Promissory Notes. The fair value of the Series A Warrants and Series B Warrants were recorded as equity issuance costs in 2014, a reduction of additional paid-in capital. The Series B Warrants expired unexercised in March 2015.

The estimated fair values were determined using a binomial option pricing model based on various assumptions.  The Company’s derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities.  Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants, the volatility of the Company’s common stock price, and the risk-free interest rate.  In addition, as of the valuation dates, management assessed the probabilities of future financing and other re-pricing events in the binominal valuation models.

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the year ended December 31, 2017:

	2017	2016
Expected life in years	1.21 - 9.60	2.20 - 8.50
Risk free interest rate	1.79% - 2.39%	1.25% - 2.35%
Volatility	109.00% - 133.00%	150.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

A summary of the changes in the warrant liability as of December 31, 2017 and December 31, 2016, and the changes during the years ended December 31, 2017 and 2016, is presented as follows:

	Class J	Class K	Class M	Series A
	Warrants	Warrants	Warrants	Warrants	Total

Warrant liability as of December 31, 2015	$2,900	$22,700	$-	$112,500	$138,100
Issued	-	25,350	9,091	-	34,441
Change in fair value	150,275	835,950	105,401	1,132,092	2,223,718
Redeemed	(153,175)	-	(114,492)	(886,472)	(1,154,139)
Warrant liability as of December 31, 2016	$-	$884,000	$-	$358,120	$1,242,120
Issued	-	200,000	-	-	200,000
Change in fair value	-	532,000	-	(30,237)	501,763
Warrant liability as of December 31, 2017	$-	$1,616,000	$-	$327,883	$1,943,883